UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

November 30, 2021

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bond Returns Moderated as Yields Rose

Broad municipal bond (muni) market sentiment was upbeat to start the period, aided by increased economic activity and solid investor demand. Additionally, a federal coronavirus aid package passed in March provided direct financial support to states, which helped bolster munis. Expectations for higher federal tax rates and increased federal support for state and local governments further supported the municipal bond market.
Munis generally rallied until early August, when yields began climbing. Uncertainties surrounding proposed Biden administration tax and spending programs contributed to the market’s cool off. Relatively high valuations after an extended performance run for munis also gave investors pause. Additionally, the Federal Reserve adopted a more hawkish tone and announced it would begin tapering asset purchases in November.

Meanwhile, the market reaction to the November passage of the Infrastructure Investment and Jobs Act was mixed. The bill omitted key financing tools many muni market advocates hoped it would restore. However, other market participants cheered the boost in municipal credit ratings and local bond issuance the bill’s infrastructure projects likely will promote.
Muni yields eased off their six-month highs, but they still ended November at a higher level than they were on May 31. Conversely, U.S. Treasury yields ended the period lower. Investment-grade municipal bonds generally delivered a slight gain for the six-month period, but they underperformed the broad U.S. Treasury market. High-yield munis outperformed their higher-quality peers.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s lingering effects. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Municipal Securities	97.1%
Exchange-Traded Funds	1.5%
Affiliated Funds	1.2%
Other Assets and Liabilities	0.2%

Top Five States and Territories*	% of net assets
New York	10.3%
Texas	8.0%
Illinois	7.0%
Arizona	6.4%
Florida	5.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Top Five Sectors	% of fund investments
Special Tax	14%
Retirement Community	13%
General Obligation (GO) - Local	11%
Hospital	10%
Charter School	9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During Period(1) 6/1/21 - 11/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,015.00	$2.98	0.59%
I Class	$1,000	$1,016.10	$1.97	0.39%
Y Class	$1,000	$1,016.20	$1.82	0.36%
A Class	$1,000	$1,013.80	$4.24	0.84%
C Class	$1,000	$1,010.00	$8.01	1.59%
Hypothetical
Investor Class	$1,000	$1,022.11	$2.99	0.59%
I Class	$1,000	$1,023.11	$1.98	0.39%
Y Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,020.86	$4.26	0.84%
C Class	$1,000	$1,017.10	$8.04	1.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.1%
Alabama — 0.8%
Jefferson County Sewer Rev., 6.50%, 10/1/53	$2,000,000	$2,302,724
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,388,617
		7,691,341
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	570,087
State of Alaska International Airports System Rev., 5.00%, 10/1/25	1,980,000	2,296,903
State of Alaska International Airports System Rev., 5.00%, 10/1/26	1,470,000	1,754,389
		4,621,379
Arizona — 6.4%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	3,258,625
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,921,598
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,299,622
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	8,402,700
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	1,400,000	1,551,518
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,403,496
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,712,240
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,068,712
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	5,626,060
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	868,644
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,654,174
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,653,627
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,271,598
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	550,586
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,021,430
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,021,138
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,019,655
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,165,087
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,358,351
6

	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	$1,325,000	$1,358,351
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	1,030,107
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)(2)	1,860,000	1,901,468
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,835,718
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	121,000	121,176
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	107,000	107,115
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,001,604
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	886,371
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	5,113,292
		59,184,063
Arkansas — 0.4%
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.04%, 12/1/21 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
California — 4.0%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	441,859
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	302,689
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	1,405,137
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	1,000,000	200,441
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	5,716,862
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.03%, 12/1/21 (LOC: Barclays Bank plc)	400,000	400,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.03%, 12/1/21 (LOC: Barclays Bank plc)	200,000	200,000
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	577,427
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	574,475
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,145,726
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	1,800,000	1,835,078
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	2,605,235
CSCDA Community Improvement Authority Rev., (Cameo/Garrison Apartments), 4.00%, 3/1/57(1)	1,765,000	1,789,866
CSCDA Community Improvement Authority Rev., (Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	839,645
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/52(2)	3,000,000	3,388,408
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	641,527
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,022,129
7

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(3)	$5,000,000	$1,140,603
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	3,091,761
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	4,701,138
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,569,074
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	1,000,000	1,169,243
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	1,019,958
State of California GO, VRDN, 0.02%, 12/1/21 (LOC: U.S. Bank N.A.)	200,000	200,000
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,506,627
		37,484,908
Colorado — 2.7%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,030,000
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,060,000
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	452,056
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	552,077
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,279,305
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	1,091,484
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,049,122
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,047,237
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	525,218
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,479,610
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,860,000	2,022,514
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,499,306
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	307,000	307,000
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,287,500
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,513,610
One Horse Business Improvement District Rev., 6.00%, 6/1/24	600,000	601,590
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	569,255
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,121,854
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,863,605
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,683,255
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	332,136
		25,367,734
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	4,476,497
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	1,000,000	1,016,733
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	2,208,314
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	3,600,000	3,585,098
		11,286,642
8

	Principal Amount	Value
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	$3,000,000	$3,322,837
District of Columbia — 1.0%
District of Columbia GO, 4.00%, 2/1/46	1,500,000	1,797,704
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(3)	15,000,000	2,747,918
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,419,931
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	1,000,000	1,312,655
		9,278,208
Florida — 5.9%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,170,206
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	272,841
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	763,292
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	2,099,010
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	3,035,072
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,572,468
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51	340,000	387,624
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/38	1,800,000	2,202,135
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/39	1,500,000	1,830,940
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,435,723
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	896,658
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	949,653
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,096,762
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,419,408
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,039,047
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,256,787
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,870,000	3,255,216
Port State Lucie Sales Tax Rev. Rev., 4.00%, 9/1/51	2,500,000	2,969,239
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	2,007,552
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,675,212
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	2,237,874
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,386,112
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,776,760
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	390,000	415,763
9

	Principal Amount	Value
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	$1,895,000	$2,040,580
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,560,000	2,847,589
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,955,000	2,086,159
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,156,528
		54,282,210
Georgia — 3.7%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,338,680
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,365,416
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,136,012
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,236,499
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,419,615
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	4,685,096
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,892,456
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	4,555,000	5,377,379
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,679,540
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,692,933
		33,823,626
Hawaii — 0.3%
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/41	2,000,000	2,592,610
Idaho — 0.6%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,402,245
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/51(2)	2,000,000	2,334,011
		5,736,256
Illinois — 7.0%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,506,096
Chicago GO, 5.00%, 1/1/28	2,000,000	2,435,453
Chicago GO, 5.00%, 1/1/29	2,000,000	2,485,946
Chicago GO, 5.625%, 1/1/29	2,500,000	3,084,210
Chicago GO, 5.50%, 1/1/39	2,000,000	2,295,116
Chicago GO, 5.00%, 1/1/40	2,500,000	2,520,841
Chicago Board of Education GO, 5.00%, 12/1/31	2,500,000	3,184,841
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,542,369
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,955,177
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,933,312
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,230,646
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,309,138
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,703,255
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,725,939
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	4,034,716
10

	Principal Amount	Value
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	$2,000,000	$2,263,893
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/25, Prerefunded at 100% of Par(4)	2,000,000	2,315,792
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,622,227
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,633,494
State of Illinois GO, 5.00%, 10/1/33	900,000	1,093,019
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,121,816
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,075,641
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,259,579
State of Illinois GO, 5.50%, 5/1/39	985,000	1,258,611
State of Illinois GO, 5.75%, 5/1/45	2,400,000	3,074,612
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,025,263
		64,691,002
Indiana — 0.4%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/39	2,970,000	3,629,883
Iowa — 0.9%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,325,655
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	50,000	50,048
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,820,000	2,102,719
Iowa Tobacco Settlement Authority Rev., 0.00%, Capital Appreciation, 6/1/65(3)	5,000,000	934,766
		8,413,188
Kansas — 0.2%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,375,354
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36(2)	870,000	870,272
		2,245,626
Kentucky — 1.6%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,523,315
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	8,284,250
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	592,334
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,185,906
		14,585,805
Louisiana — 1.1%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,729,830
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,652,102
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,141,424
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,145,687
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,571,445
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.375%, 6/1/37	3,000,000	3,166,260
		10,406,748
Maryland — 1.4%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,643,085
11

	Principal Amount	Value
Brunswick Special Tax, 5.00%, 7/1/36	$1,448,000	$1,711,319
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,146,388
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,210,981
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	3,370,000	3,815,791
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,605,420
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,251,987
		13,384,971
Massachusetts — 1.6%
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	5,150,000	6,755,917
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	1,218,154
Massachusetts Transportation Fund Rev., 5.00%, 6/1/42	5,000,000	6,568,878
		14,542,949
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,846,023
Detroit GO, 5.50%, 4/1/45	1,540,000	1,918,369
Detroit GO, 5.00%, 4/1/46	2,000,000	2,451,724
Detroit GO, 5.00%, 4/1/50	2,250,000	2,746,891
Detroit GO, 5.50%, 4/1/50	1,820,000	2,256,061
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,865,304
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	2,010,086
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,792,191
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	500,000	603,512
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(3)	1,500,000	203,766
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,551,019
Michigan Strategic Fund Rev., (Graphic Packaging International LLC), VRN, 4.00%, 10/1/61	1,660,000	1,855,103
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	1,430,000	1,770,905
		29,870,954
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,336,399
Mississippi — 0.5%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 12/1/21 (GA: Chevron Corp.)	300,000	300,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 12/1/21 (GA: Chevron Corp.)	200,000	200,000
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRN, 0.20%, 9/1/36	1,950,000	1,948,958
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	998,295
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,058,778
		4,506,031
12

	Principal Amount	Value
Missouri — 2.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	$1,000,000	$1,143,751
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	1,131,374
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,525,890
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,865,476
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,120,934
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,609,979
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,810,307
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,084,106
		19,291,817
Nevada — 2.4%
Clark County Special Assessment, 5.00%, 8/1/30	1,310,000	1,439,247
Clark County Special Assessment, 5.00%, 8/1/32	335,000	366,230
Clark County Special Assessment, 5.00%, 8/1/35	620,000	675,233
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,117,809
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	465,000	470,076
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	950,000	1,040,800
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	845,000	913,976
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	377,160
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,111,996
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,543,333
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	580,000	648,340
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	715,000	804,008
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	580,000	649,528
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	960,000	1,067,908
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	8,500,000	1,502,270
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	13,000,000	1,424,177
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	3,115,693
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,881,252
		22,149,036
New Jersey — 3.7%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,626,407
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,282,278
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,356,124
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,786,266
13

	Principal Amount	Value
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	$1,105,000	$1,198,722
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	784,460
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,762,019
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	500,855
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,705,763
New Jersey Health Care Facilities Financing Authority Rev., (AtlantiCare Health System Obligated Group), 4.00%, 7/1/35	1,010,000	1,229,015
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/51	2,000,000	2,363,786
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	6,034,207
State of New Jersey GO, 4.00%, 6/1/32	900,000	1,119,752
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,395,534
		34,145,188
New Mexico — 0.3%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	548,619
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	488,946
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,296,386
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	800,876
		3,134,827
New York — 10.3%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,679,899
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	705,835
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	560,294
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,108,692
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,106,903
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/51(1)	2,750,000	3,291,980
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	1,625,000	1,675,743
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	3,870,000	3,969,431
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,690,726
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	3,865,000	4,404,266
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	6,161,706
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	6,369,750
New York City GO, 4.00%, 8/1/50	7,000,000	8,244,745
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	1,000,000	1,207,147
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	371,345
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,022,646
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/37	2,330,000	2,821,475
14

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.04%, 12/1/21 (SBBPA: Mizuho Bank Ltd.)	$900,000	$900,000
New York City Water & Sewer System Rev., 5.00%, 6/15/25	1,535,000	1,779,956
New York City Water & Sewer System Rev., 5.00%, 6/15/50	6,370,000	8,154,553
New York City Water & Sewer System Rev., 5.00%, 6/15/50	5,000,000	6,400,748
New York City Water & Sewer System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Mizuho Bank Ltd.)	3,300,000	3,300,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of Montreal)	1,100,000	1,100,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,588,587
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,112,921
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(4)	5,000	6,338
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,215,519
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	2,036,987
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	5,209,970
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	574,648
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,710,181
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	2,071,459
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	2,069,303
Town of Oyster Bay GO, 4.00%, 3/1/27 (AGM)	800,000	928,192
Town of Oyster Bay GO, 4.00%, 3/1/28 (AGM)	825,000	974,474
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,875,000	2,229,155
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 3.20%, 7/1/28(1)	3,000,000	3,021,786
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	376,319
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	740,273
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	536,079
		95,430,031
North Carolina — 1.2%
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	1,250,000	1,472,848
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	596,947
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	1,062,517
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,298,079
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,672,921
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,619,445
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23(4)	610,000	658,247
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23, Prerefunded at 103% of Par(4)	280,000	310,481
		10,691,485
15

	Principal Amount	Value
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	$17,920,000	$20,576,036
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(3)	15,000,000	2,474,820
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,568,859
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,908,972
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,057,357
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,488,397
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,596,062
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,208,182
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,143,840
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,172,025
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), VRDN, 0.05%, 12/1/21 (LOC: PNC Bank N.A.)	200,000	200,000
		42,394,550
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,001,545
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	275,487
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,100,647
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,654,943
		5,032,622
Pennsylvania — 4.8%
Allegheny County Airport Authority Rev., 5.00%, 1/1/26	1,750,000	2,041,926
Allegheny County Airport Authority Rev., 5.00%, 1/1/27	2,000,000	2,395,550
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	3,334,613
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,369,413
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	598,827
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,031,000	1,172,575
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,681,529
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,276,563
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	2,984,410
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,572,961
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,136,476
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,414,032
16

	Principal Amount	Value
Pennsylvania GO, 5.00%, 7/15/29	$7,000,000	$8,992,005
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	1,026,219
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(4)	1,500,000	1,647,778
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,700,163
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	345,000	364,481
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,185,028
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	1,156,517
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,906,712
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,088,386
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,129,036
		44,175,200
Puerto Rico — 1.8%
Puerto Rico GO, 8.00%, 7/1/35(5)(6)	10,000,000	8,775,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,806,269
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.00%, 7/1/58	3,000,000	3,444,172
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(3)	5,000,000	1,672,017
		16,697,458
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,403,812
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,102,127
		3,505,939
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,682,466
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,611,376
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,078,807
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	659,258
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,116,449
		6,148,356
Tennessee — 1.8%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,600,000	1,649,794
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,494,679
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	572,133
State of Tennessee GO, 5.00%, 11/1/34	4,615,000	6,273,955
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,129,857
		17,120,418
17

	Principal Amount	Value
Texas — 8.0%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	$700,000	$701,976
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,328,348
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,078,060
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,144,252
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,445,911
Fort Worth Independent School District GO, 4.00%, 2/15/36 (PSF-GTD)	5,000,000	6,117,667
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,936,558
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 4.00%, 10/1/47	4,500,000	5,334,110
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,857,515
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,629,730
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,850,000	2,190,319
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,615,000	1,912,089
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24(4)	1,385,000	1,532,558
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(4)	1,505,000	1,727,860
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(4)	1,000,000	1,186,310
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	1,260,000	1,539,306
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,120,000	1,368,272
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	2,750,000	3,359,597
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	570,000	696,353
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(4)	290,000	331,906
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,300,000	1,536,090
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,000,000	1,181,608
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(4)	390,000	460,827
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,056,720
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	1,146,451
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	1,140,360
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,085,242
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,753,927
18

	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	$5,000,000	$5,072,968
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/24 (GA: Macquarie Group Ltd.)	1,350,000	1,521,763
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,404,335
		73,778,988
Virginia — 1.9%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,066,334
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,648,739
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,755,883
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,561,791
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,029,620
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	581,802
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,187,636
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,454,747
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,274,955
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,006,584
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,045,951
		17,614,042
Washington — 3.2%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	3,610,000	4,750,002
State of Washington GO, 5.00%, 6/1/45	9,235,000	12,049,218
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	675,000	694,932
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	893,838
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	2,022,807
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	7,229,900
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,203,595
		29,844,292
West Virginia — 0.6%
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	4,500,000	5,782,949
Wisconsin — 2.5%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	1,262,841
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,718,068
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,097,161
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,688,341
19

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	$700,000	$784,537
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,117,305
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,507,481
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	562,647
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	491,315
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,029,928
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	1,181,152
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	3,019,008
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61	1,125,000	1,205,454
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61	1,085,000	1,120,418
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,727,604
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,217,657
Wood County Rev., 0.75%, 3/7/22	800,000	800,060
		23,530,977
TOTAL MUNICIPAL SECURITIES (Cost $840,636,030)		899,453,545
EXCHANGE-TRADED FUNDS — 1.5%
iShares National Muni Bond ETF	58,700	6,845,594
Vanguard Tax-Exempt Bond Index ETF	123,900	6,818,217
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,719,021)		13,663,811
AFFILIATED FUNDS(7) — 1.2%
American Century Diversified Municipal Bond ETF (Cost $10,134,293)	196,300	10,874,922
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $864,489,344)		923,992,278
OTHER ASSETS AND LIABILITIES — 0.2%		2,000,139
TOTAL NET ASSETS — 100.0%		$925,992,417

20

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $173,492,613, which represented 18.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is in default.
(6)Non-income producing.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
21

Statement of Assets and Liabilities

NOVEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $854,355,051)	$913,117,356
Investment securities - affiliated, at value (cost of $10,134,293)	10,874,922
Total investment securities, at value (cost of $864,489,344)	923,992,278
Cash	45,840
Receivable for investments sold	139,350
Receivable for capital shares sold	709,862
Interest and dividends receivable	11,163,068
936,050,398

Liabilities
Payable for investments purchased	8,384,888
Payable for capital shares redeemed	1,154,914
Accrued management fees	345,404
Distribution and service fees payable	10,704
Dividends payable	162,071
10,057,981

Net Assets	$925,992,417

Net Assets Consist of:
Capital paid in	$858,890,864
Distributable earnings	67,101,553
$925,992,417

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$331,358,473	31,947,669	$10.37
I Class	$482,857,185	46,556,247	$10.37
Y Class	$73,011,480	7,042,078	$10.37
A Class	$34,233,519	3,301,066	$10.37*
C Class	$4,531,760	437,076	$10.37
*Maximum offering price $10.86 (net asset value divided by 0.955).

See Notes to Financial Statements.
22

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,123,744
Dividends (including $78,991 from affiliated funds)	306,325
15,430,069
Expenses:
Management fees	2,124,901
Distribution and service fees:
A Class	44,117
C Class	23,263
Trustees' fees and expenses	29,738
Other expenses	3,215
2,225,234
Fees waived(1)	(15,826)
2,209,408

Net investment income (loss)	13,220,661

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,980,373
Change in net unrealized appreciation (depreciation) on investments (including $10,738 from affiliated funds)	(1,960,614)

Net realized and unrealized gain (loss)	19,759

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,240,420
(1)Amount consists of $5,735, $8,192, $1,210, $609 and $80 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
23

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MAY 31, 2021
Increase (Decrease) in Net Assets	November 30, 2021	May 31, 2021
Operations
Net investment income (loss)	$13,220,661	$25,763,311
Net realized gain (loss)	1,980,373	6,995,461
Change in net unrealized appreciation (depreciation)	(1,960,614)	69,608,885
Net increase (decrease) in net assets resulting from operations	13,240,420	102,367,657

Distributions to Shareholders
From earnings:
Investor Class	(4,629,444)	(9,817,435)
I Class	(7,088,892)	(12,952,587)
Y Class	(1,057,845)	(1,715,773)
A Class	(447,220)	(1,096,341)
C Class	(41,532)	(181,519)
Decrease in net assets from distributions	(13,264,933)	(25,763,655)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	64,560,546	114,953,325

Net increase (decrease) in net assets	64,536,033	191,557,327

Net Assets
Beginning of period	861,456,384	669,899,057
End of period	$925,992,417	$861,456,384

See Notes to Financial Statements.
24

Notes to Financial Statements
NOVEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of
25

Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
26

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.
The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended November 30, 2021 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.58%	0.58%
I Class		0.0500% to 0.1100%	0.38%	0.38%
Y Class		0.0200% to 0.0800%	0.35%	0.35%
A Class		0.2500% to 0.3100%	0.58%	0.58%
C Class		0.2500% to 0.3100%	0.58%	0.58%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $24,955,000 and $14,280,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2021 were $266,227,065 and $193,382,976, respectively.
27

5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2021		Year ended May 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,832,167	$39,927,001	10,061,718	$100,498,506
Issued in reinvestment of distributions	387,158	4,025,201	853,740	8,531,814
Redeemed	(3,469,582)	(36,048,127)	(8,409,666)	(83,996,855)
	749,743	7,904,075	2,505,792	25,033,465
I Class
Sold	11,095,850	115,610,113	14,112,134	140,938,774
Issued in reinvestment of distributions	651,632	6,773,799	1,190,939	11,904,005
Redeemed	(6,943,070)	(71,885,731)	(7,893,426)	(78,105,787)
	4,804,412	50,498,181	7,409,647	74,736,992
Y Class
Sold	1,319,516	13,732,753	3,141,929	31,500,431
Issued in reinvestment of distributions	101,796	1,057,845	171,244	1,715,564
Redeemed	(646,758)	(6,715,372)	(949,660)	(9,450,287)
	774,554	8,075,226	2,363,513	23,765,708
A Class
Sold	187,861	1,956,768	670,082	6,695,489
Issued in reinvestment of distributions	36,417	378,696	95,318	951,437
Redeemed	(375,928)	(3,907,855)	(935,461)	(9,396,170)
	(151,650)	(1,572,391)	(170,061)	(1,749,244)
C Class
Sold	30,089	311,570	55,667	563,046
Issued in reinvestment of distributions	3,523	36,627	16,230	161,339
Redeemed	(66,634)	(692,742)	(758,523)	(7,557,981)
	(33,022)	(344,545)	(686,626)	(6,833,596)
Net increase (decrease)	6,144,037	$64,560,546	11,422,265	$114,953,325

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,864	—	—	$11	$10,875	196	—	$79
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.
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8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$899,453,545	—
Exchange-Traded Funds	$13,663,811	—	—
Affiliated Funds	10,874,922	—	—
	$24,538,733	$899,453,545	—

9. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$864,489,344
Gross tax appreciation of investments	$60,524,338
Gross tax depreciation of investments	(1,021,404)
Net tax appreciation (depreciation) of investments	$59,502,934

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.36	0.14	0.02	0.16	(0.15)	—	(0.15)	$10.37	1.50%	0.59%(4)	0.59%(4)	2.77%(4)	2.77%(4)	21%	$331,358
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	—	(0.36)	$9.66	4.87%	0.60%	0.60%	3.74%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	—	(0.33)	$9.56	1.75%	0.60%	0.60%	3.51%	3.51%	80%	$347,732
I Class
2021(3)	$10.36	0.16	0.01	0.17	(0.16)	—	(0.16)	$10.37	1.61%	0.39%(4)	0.39%(4)	2.97%(4)	2.97%(4)	21%	$482,857
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	—	(0.38)	$9.66	5.08%	0.40%	0.40%	3.94%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	—	(0.35)	$9.56	1.95%	0.40%	0.40%	3.71%	3.71%	80%	$118,346

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.36	0.16	0.01	0.17	(0.16)	—	(0.16)	$10.37	1.62%	0.36%(4)	0.36%(4)	3.00%(4)	3.00%(4)	21%	$73,011
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	—	(0.38)	$9.65	5.00%	0.37%	0.37%	3.97%	3.97%	49%	$16,750
2017(5)	$9.40	0.05	0.16	0.21	(0.05)	—	(0.05)	$9.56	2.25%	0.37%(4)	0.37%(4)	3.88%(4)	3.88%(4)	80%(6)	$5
A Class
2021(3)	$10.36	0.13	0.01	0.14	(0.13)	—	(0.13)	$10.37	1.38%	0.84%(4)	0.84%(4)	2.52%(4)	2.52%(4)	21%	$34,234
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	—	(0.33)	$9.66	4.61%	0.85%	0.85%	3.49%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	—	(0.31)	$9.56	1.50%	0.85%	0.85%	3.26%	3.26%	80%	$33,286

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$10.36	0.09	0.01	0.10	(0.09)	—	(0.09)	$10.37	1.00%	1.59%(4)	1.59%(4)	1.77%(4)	1.77%(4)	21%	$4,532
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	—	(0.26)	$9.65	3.72%	1.60%	1.60%	2.74%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	—	(0.24)	$9.56	0.85%	1.60%	1.60%	2.51%	2.51%	80%	$18,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through May 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
34

three- and five-year periods, and below its benchmark for the one- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded
35

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

38

Notes

39

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 2201

Semiannual Report

November 30, 2021

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas
Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bond Returns Moderated as Yields Rose

Broad municipal bond (muni) market sentiment was upbeat to start the period, aided by increased economic activity and solid investor demand. Additionally, a federal coronavirus aid package passed in March provided direct financial support to states, which helped bolster munis. Expectations for higher federal tax rates and increased federal support for state and local governments further supported the municipal bond market.
Munis generally rallied until early August, when yields began climbing. Uncertainties surrounding proposed Biden administration tax and spending programs contributed to the market’s cool off. Relatively high valuations after an extended performance run for munis also gave investors pause. Additionally, the Federal Reserve adopted a more hawkish tone and announced it would begin tapering asset purchases in November.

Meanwhile, the market reaction to the November passage of the Infrastructure Investment and Jobs Act was mixed. The bill omitted key financing tools many muni market advocates hoped it would restore. However, other market participants cheered the boost in municipal credit ratings and local bond issuance the bill’s infrastructure projects likely will promote.
Muni yields eased off their six-month highs, but they still ended November at a higher level than they were on May 31. Conversely, U.S. Treasury yields ended the period lower. Investment-grade municipal bonds generally delivered a slight gain for the six-month period, but they underperformed the broad U.S. Treasury market. High-yield munis outperformed their higher-quality peers.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s lingering effects. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.4%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.1%

Top Five States and Territories*	% of net assets
New York	11.0%
Illinois	10.9%
Texas	10.0%
Pennsylvania	6.8%
California	6.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Top Five Sectors	% of fund investments
Hospital	13%
General Obligation (GO) - Local	12%
Special Tax	12%
Water & Sewer	7%
General Obligation (GO) - State	7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During Period(1) 6/1/21 - 11/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.60	$2.31	0.46%
I Class	$1,000	$1,005.80	$1.31	0.26%
Y Class	$1,000	$1,005.90	$1.16	0.23%
A Class	$1,000	$1,003.50	$3.57	0.71%
C Class	$1,000	$999.70	$7.32	1.46%
Hypothetical
Investor Class	$1,000	$1,022.76	$2.33	0.46%
I Class	$1,000	$1,023.77	$1.32	0.26%
Y Class	$1,000	$1,023.92	$1.17	0.23%
A Class	$1,000	$1,021.51	$3.60	0.71%
C Class	$1,000	$1,017.75	$7.39	1.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.4%
Alabama — 1.2%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	$475,000	$510,305
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,157,496
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,226,210
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	958,278
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	730,270
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	909,097
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,656,382
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,118,975
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,155,537
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,343,735
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,935,995
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	21,554,466
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,203,848
		50,460,594
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,137,116
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.02%, 12/1/21	2,145,000	2,145,000
		6,282,116
Arizona — 3.8%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.90%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,469,209
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.30%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,846,474
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,270,818	7,029,732
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	55,000	55,619
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	549,964
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	438,669
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	698,035
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	983,455
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,798,940
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	688,730
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	785,424
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	370,281
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	314,999
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	779,340

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	$300,000	$373,230
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	372,639
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	288,785
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	650,074
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,045,495
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,911,985
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	572,525
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	553,400
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	274,662
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	758,494
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	622,092
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,137,979
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	5,250,000	5,563,221
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	106,714
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	552,849
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	234,846
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	361,354
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	263,493
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	847,111
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	839,374
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	359,114
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,188,851
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,474,215
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,085,421
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,328,262
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,432,361
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,397,801
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	235,000	239,657
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	5,005,488
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,607,245

	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)(2)	$3,380,000	$3,519,120
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,253,081
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	1,182,116
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)(2)	6,500,000	6,686,365
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,296,382
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)(2)	3,140,000	3,210,006
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,068,040
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	944,909
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	764,239
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,903,612
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,753,167
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	420,437
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	914,506
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	487,343
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	388,915
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,000,000	2,315,068
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	650,959
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.62%, (MUNIPSA plus 0.57%), 1/1/35	3,780,000	3,800,143
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	1,119,826
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	2,188,836
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	4,051,025
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.85%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,776,949
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	808,358
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	714,607
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,186,945
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,431,214
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	14,077,278
		162,171,054
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,070,183

	Principal Amount	Value
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	$1,360,000	$1,504,404
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,315,216
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.04%, 12/1/21 (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
		6,489,803
California — 6.4%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,126,793
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,309,496
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,885,651
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,911,721
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,184,234
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,183,389
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	1,964,821
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,935,082
Bay Area Toll Authority Rev., VRN, 1.15%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,813,009
Bay Area Toll Authority Rev., VRN, 0.33%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	7,013,126
California Community Choice Financing Authority Rev., VRN, 0.50%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,777,743
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	714,269
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	580,184
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	240,344
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	328,378
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	327,574
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	177,829
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,938,853
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,912,644
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	647,331
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,115,467
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,147,191
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,175,164
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	5,192,505
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,079,801
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,734,686
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,791,019
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,193,526
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,560,296

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	$1,350,000	$1,566,458
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	7,223,619
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	9,025,476
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	2,276,682
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,200,000	3,262,362
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,124,935
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,558,084
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(4)	1,750,000	1,874,275
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,782,127
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,065,000	1,075,936
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	18,071,238
Inglewood Unified School District GO, 4.00%, 8/1/46 (AGM)	5,150,000	5,936,059
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,430,791
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,777,012
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,588,821
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,658,482
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,395,184
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,182,548
Metropolitan Water District of Southern California Rev., VRN, 0.19%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	5,001,662
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,737,187
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(4)	1,000,000	1,163,084
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(4)	800,000	930,467
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,187,700
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,499,536
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,157,548
Orange County Transportation Authority Rev., 5.00%, 10/15/24	7,140,000	8,083,215
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,602,178
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,708,189
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,430,422
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,388,206
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,145,786
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,905,890
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,491,128

	Principal Amount	Value
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	$5,110,000	$3,331,263
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	336,587
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,249,315
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	697,892
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,207,154
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	4,285,000	5,056,826
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(4)	4,050,000	4,050,000
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,788,417
State of California GO, 5.00%, 12/1/23	2,725,000	2,980,739
State of California GO, 4.00%, 12/1/24	3,500,000	3,878,542
State of California GO, 5.00%, 12/1/25	6,750,000	7,943,592
State of California GO, 5.00%, 12/1/26	3,955,000	4,328,674
State of California GO, 5.00%, 2/1/27	10,000,000	10,551,354
State of California GO, 5.00%, 11/1/27	5,000,000	5,453,554
State of California GO, 5.00%, 2/1/28	10,000,000	10,551,354
State of California GO, 4.00%, 9/1/32	5,000,000	5,744,605
State of California GO, 5.00%, 9/1/41	6,250,000	8,314,931
State of California GO, VRDN, 0.02%, 12/1/21 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,163,762
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,477,012
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,290,378
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,704,110
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,271,590
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,267,119
		275,243,183
Colorado — 2.9%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,192,712
Adams County COP, 4.00%, 12/1/26	2,250,000	2,544,655
Adams County COP, 4.00%, 12/1/27	1,310,000	1,477,130
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,908,606
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,135,044
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,135,177
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,194,522

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	$2,000,000	$2,191,871
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,051,526
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,281,684
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,356,195
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,314,569
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	3,422,913
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,401,599
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	407,152
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	844,840
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	562,421
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	393,710
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	450,036
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	471,886
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	296,172
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,545,367
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	700,594
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,348,315
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,146,224
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	839,709
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	855,646
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	593,737
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,133,385
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,129,749
Colorado Springs Utilities System Rev., 4.00%, 11/15/46	8,450,000	10,191,206
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,916,659
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,708,287
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,334,475
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,746,633
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,107,171
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	1,005,772
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	598,947
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,224,760
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	939,714
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,048,904
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	218,776

	Principal Amount	Value
Leyden Rock Metropolitan District GO, 4.00%, 12/1/46 (AGM)	$1,500,000	$1,795,157
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	2,122,175
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,530,695
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,801,673
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,891,926
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,082,114
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,138,890
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,183,005
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,366,515
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	318,244
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	449,849
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	649,217
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	518,508
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	775,999
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	645,505
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	817,409
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	867,230
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	603,678
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	481,549
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	743,256
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	388,110
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,183,506
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)	155,000	155,000
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	172,298
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	206,516
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	130,607
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	225,475
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	152,363
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	209,498
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	144,435
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	233,589
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	155,927
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	245,603
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	149,820
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	263,921
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	143,838
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	275,650
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	143,595
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	274,812
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	143,498
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	293,909
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	154,831
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	639,056
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	183,308
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	644,471
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	362,991
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	127,215
		126,554,886

	Principal Amount	Value
Connecticut — 2.0%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	$500,000	$595,685
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,575,169
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,478,160
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	750,330
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,858,291
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	626,149
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,581,269
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,247,081
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,231,394
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	793,028
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,123,304
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,236,345
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,814,391
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,201,388
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,229,035
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,190,436
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,187,418
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,196,340
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	351,815
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,309,859
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,728,738
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	654,637
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	568,133
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,665,490
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,199,818
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	721,213
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	599,321
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,316,275
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	417,766
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	476,921
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/37	7,000,000	6,972,543
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	1,400,000	1,394,205
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	1,620,000	1,641,720
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,730,929

	Principal Amount	Value
New Haven GO, 5.00%, 8/1/23 (AGM)	$8,565,000	$9,223,400
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,469,082
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,314,839
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,213,436
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,719,057
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,202,862
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,137,758
State of Connecticut GO, 4.00%, 6/1/38	750,000	896,626
State of Connecticut GO, 4.00%, 6/1/39	500,000	596,565
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,313,520
		84,751,741
District of Columbia — 1.2%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,142,181
District of Columbia GO, 4.00%, 2/1/37	2,400,000	2,936,583
District of Columbia GO, 4.00%, 2/1/37	6,000,000	7,341,458
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(4)	1,000,000	1,061,531
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(4)	1,000,000	1,104,937
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,997,272
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,903,861
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,568,703
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,565,773
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,451,056
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,448,779
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,733,752
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,153,920
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	287,949
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/29	2,500,000	3,236,825
		49,934,580
Florida — 4.8%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,806,451
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,859,332
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,039,243
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	568,701
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	582,764
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	309,045
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,231,079
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	624,066
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	620,398

	Principal Amount	Value
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	$500,000	$618,119
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	616,302
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	5,000,000	6,334,364
Central Florida Expressway Authority Rev., 5.00%, 7/1/35 (AGM)	2,150,000	2,840,557
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,190,843
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,620,503
Florida Development Finance Corp. Rev., 5.00%, 6/15/35(1)	750,000	875,306
Florida Development Finance Corp. Rev., 5.00%, 6/15/40(1)	1,650,000	1,911,284
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,975,978
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	351,584
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	261,468
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51	1,660,000	1,892,515
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	511,182
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,176,134
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,483,089
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,504,836
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,886,403
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,174,600
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,170,592
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,171,206
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	877,069
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,461,531
Fort Myers Rev., 4.00%, 12/1/29	170,000	191,731
Fort Myers Rev., 4.00%, 12/1/30	150,000	168,955
Fort Myers Rev., 4.00%, 12/1/31	650,000	730,944
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,256,608
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,045,266
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,620,202
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,535,964
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,869,475
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	971,212
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,607,048
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	887,310
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,442,251
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,801,934
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,237,699

	Principal Amount	Value
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	$5,000,000	$6,236,104
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,230,647
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	415,526
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	540,581
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	561,288
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	990,000	1,077,102
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	512,139
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	887,502
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	318,344
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	936,607
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	884,352
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,260,048
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(3)	1,200,000	833,685
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(3)	3,000,000	2,003,257
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(3)	1,500,000	925,756
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(3)	1,800,000	1,067,689
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,442,910
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	635,860
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	634,515
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,267,053
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	757,372
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,260,562
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,258,471
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,255,953
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,154,240
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,501,065
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,368,910
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,760,645
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,145,337
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,192,880
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,090,000	1,236,302
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	16,511,255
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,456,731

	Principal Amount	Value
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	$1,000,000	$1,075,857
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,147,034
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,227,784
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,534,988
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,875,885
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	916,203
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,142,503
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,355,357
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,871,539
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,862,694
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,123,917
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	415,000	423,594
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,110,000	2,314,803
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,880,000	2,112,256
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	370,000	377,416
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	1,000,000	1,013,316
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	600,000	604,287
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	980,000	1,043,382
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,760,000	1,843,754
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	1,000,000	1,016,736
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,175,000	3,436,204
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,320,000	2,431,851
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	1,000,000	1,016,746
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,495,000	2,612,769
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,524,975
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,500,000	4,574,208
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,221,406
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,463,444
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,263,381
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,322,540
Wildwood Utility Dependent District Rev., 5.00%, 10/1/34 (BAM)	750,000	977,120
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	700,000	908,867
Wildwood Utility Dependent District Rev., 5.00%, 10/1/37 (BAM)	400,000	518,077

	Principal Amount	Value
Wildwood Utility Dependent District Rev., 5.00%, 10/1/38 (BAM)	$500,000	$646,325
Wildwood Utility Dependent District Rev., 5.00%, 10/1/39 (BAM)	500,000	644,915
Wildwood Utility Dependent District Rev., 5.00%, 10/1/46 (BAM)	3,500,000	4,441,156
		208,331,120
Georgia — 3.1%
Athens-Clarke County Unified Government Development Authority Rev., (University of Georgia Athletic Association, Inc.), VRDN, 0.02%, 12/1/21 (LOC: Wells Fargo Bank N.A.)	470,000	470,000
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,180,129
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,016,070
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,677,360
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,819,463
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,162,376
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,115,830
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	1,044,859
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,682,222
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,273,702
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	4,010,786
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,357,086
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,231,301
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,735,004
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,466,895
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,225,516
Main Street Natural Gas, Inc. Rev., VRN, 0.62%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,093,046
Main Street Natural Gas, Inc. Rev., VRN, 0.89%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,076,954
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,598,167
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	22,755,608
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	17,060,000	20,140,086
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(4)	1,500,000	1,661,663
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/40	1,365,000	1,613,246
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/41	1,000,000	1,178,977
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	3,500,000	4,101,088
		131,687,434
Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,072,982
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,036,102
		3,109,084
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,486,207

	Principal Amount	Value
State of Hawaii GO, 5.00%, 1/1/35	$8,000,000	$10,072,256
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,820,840
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/35	4,000,000	5,273,229
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/36	2,500,000	3,286,762
		29,939,294
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46(2)	3,635,000	4,262,639
Illinois — 10.9%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,285,220
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,126,618
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,133,664
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,169,736
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,951,965
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,118,114
Chicago GO, 5.00%, 1/1/30	6,600,000	8,357,226
Chicago GO, 5.25%, 1/1/32	5,000,000	5,551,765
Chicago GO, 6.00%, 1/1/38	5,000,000	6,201,652
Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,045,260
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,381,160
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,541,845
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	602,349
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,576,425
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,383,359
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,415,942
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,785,244
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,706,754
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	4,009,677
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,069,127
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,432,398
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,111,109
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,302,513
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,897,638
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,197,490
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,097,065
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,250,592
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,086,020
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,086,020
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	852,067
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	851,574
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,497,845
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,696,752
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,078,833
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,268,681
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,819,439
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,394,588
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,711,138
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,922,523
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,835,648
Cook County GO, 5.00%, 11/15/22	7,500,000	7,843,701

	Principal Amount	Value
Cook County GO, 5.00%, 11/15/25	$3,600,000	$4,214,944
Cook County GO, 5.00%, 11/15/26	3,900,000	4,708,076
Cook County GO, 5.00%, 11/15/27	2,800,000	3,365,429
Cook County GO, 5.00%, 11/15/28	1,000,000	1,194,762
Cook County GO, 5.00%, 11/15/29	3,270,000	3,905,124
Cook County GO, 5.00%, 11/15/31	2,350,000	2,805,036
Cook County GO, 5.00%, 11/15/34	2,000,000	2,382,029
Cook County GO, 5.00%, 11/15/35	1,800,000	2,138,292
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,085,045
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,048,863
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,351,083
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,092,165
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,263,908
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,509,496
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,794,192
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,300,115
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,380,693
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,096,045
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,186,129
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,170,358
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,273,881
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,418,551
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,486,864
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,559,612
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,634,559
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,807,499
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	328,255
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	425,589
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	443,656
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	458,851
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	413,560
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	479,068
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	904,511
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	336,602
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,632,141
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,793,520
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,153,902
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,282,404
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,279,366
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	602,076

	Principal Amount	Value
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	$315,000	$375,059
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	592,675
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	673,380
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	589,525
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,758,439
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	852,072
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,965,127
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,566,885
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,450,094
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,259,847
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,231,337
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,673,920
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.75%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	2,005,350
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	271,927
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	802,327
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	388,463
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	818,924
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	873,776
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,263,454
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,720,049
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,890,686
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(4)	825,000	852,638
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(4)	1,000,000	1,079,269
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,546,436
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,924,482
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,237,776
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,871,597
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,234,977
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,205,932
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,475,675
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,067,266
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,129,386
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,727,016
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	912,142
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	527,967

	Principal Amount	Value
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	$250,000	$291,626
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	232,881
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	671,513
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	635,715
Northern Illinois University Rev., 5.00%, 10/1/25 (BAM)	325,000	375,550
Northern Illinois University Rev., 5.00%, 10/1/26 (BAM)	250,000	296,672
Northern Illinois University Rev., 5.00%, 10/1/27 (BAM)	325,000	394,670
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,285,710
Northern Illinois University Rev., 5.00%, 10/1/29 (BAM)	325,000	411,489
Northern Illinois University Rev., 5.00%, 10/1/30 (BAM)	325,000	419,356
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,367,889
Northern Illinois University Rev., 4.00%, 10/1/32 (BAM)	1,000,000	1,199,651
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,773,452
Northern Illinois University Rev., 4.00%, 10/1/34 (BAM)	1,000,000	1,194,795
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,176,181
Northern Illinois University Rev., 4.00%, 10/1/35 (BAM)	1,000,000	1,192,970
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,668,582
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,116,989
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,529,148
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,769,842
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,313,424
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,193,034
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,476,984
State of Illinois GO, 5.00%, 11/1/27	15,000,000	18,152,044
State of Illinois GO, 5.125%, 12/1/29	17,000,000	20,589,798
State of Illinois GO, 5.50%, 5/1/30	2,500,000	3,266,918
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,550,378
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,378,203
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,259,579
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,660,078
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,884,722
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,911,890
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,485,335
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,812,584
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,287,620
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,000,000
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,088,621
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,083,794
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	900,627
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,742,600
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,195,194
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,207,131
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	620,086
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	814,482
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,082,370
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	976,676
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,292,763

	Principal Amount	Value
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	$2,250,000	$2,479,851
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,386,332
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,610,636
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,711,421
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,863,791
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,407,623
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,192,874
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	701,987
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	742,420
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(4)	285,000	336,378
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	5,995,000	7,039,896
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,542,258
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,106,272
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,506,857
		466,029,074
Indiana — 1.0%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,832,129
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,422,932
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,519,252
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,296,169
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,328,705
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,312,983
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,883,631
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/35	2,500,000	3,082,273
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	2,250,000	2,768,723
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,203,670
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,166,879
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,197,729
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,217,436
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,342,645
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,109,894
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,274,796
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,384,527
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,620,677
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,382,023
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.60%, (MUNIPSA plus 0.55%), 11/1/39	4,685,000	4,697,897
		41,044,970

	Principal Amount	Value
Iowa — 0.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	$1,030,000	$1,162,166
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 0.59%, 5/15/56	5,000,000	5,000,000
		6,162,166
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30(2)	875,000	877,995
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	965,299
		1,843,294
Kentucky — 2.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	736,978
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	332,143
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,119,975
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	669,451
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	576,162
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	534,805
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	435,981
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	851,458
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,750,000	1,906,338
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,181,985
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	867,403
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	821,880
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,562,399
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,021,926
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,724,695
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,210,097
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,542,590
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,732,638
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,475,332
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	19,325,000	21,326,933
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,292,359
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,471,846
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,163,850
Kentucky State University COP, 5.00%, 11/1/24 (BAM)	200,000	224,754
Kentucky State University COP, 5.00%, 11/1/25 (BAM)	140,000	162,474
Kentucky State University COP, 5.00%, 11/1/27 (BAM)	200,000	244,995

	Principal Amount	Value
Kentucky State University COP, 5.00%, 11/1/29 (BAM)	$150,000	$191,882
Kentucky State University COP, 5.00%, 11/1/30 (BAM)	175,000	228,362
Kentucky State University COP, 5.00%, 11/1/31 (BAM)	180,000	239,731
Kentucky State University COP, 4.00%, 11/1/33 (BAM)	130,000	159,781
Kentucky State University COP, 4.00%, 11/1/34 (BAM)	130,000	159,398
Kentucky State University COP, 4.00%, 11/1/35 (BAM)	135,000	165,554
Kentucky State University COP, 4.00%, 11/1/36 (BAM)	155,000	189,417
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	399,017
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	302,566
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	526,356
Kentucky State University COP, 4.00%, 11/1/51 (BAM)	550,000	652,658
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,676,668
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,727,788
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,300,227
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,402,082
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,691,990
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,793,960
		105,998,884
Louisiana — 1.7%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	642,261
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	481,498
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	599,362
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,196,175
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	595,516
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	594,410
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	593,595
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	414,828
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	295,695
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	8,088,748
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,991,765
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,989,968
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,409,197
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,907,660
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(4)	6,000,000	7,049,373
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,163,067
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,159,576
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,407,241
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,000,000
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	597,516
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,010,174
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	440,357
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,379,132
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,502,722

	Principal Amount	Value
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	$1,200,000	$1,498,169
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	267,480
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	221,483
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	906,437
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,476,663
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,300,555
		72,180,623
Maryland — 2.1%
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	2,987,204
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,718,356
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,085,170
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,943,950
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,181,533
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,712,676
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,776,876
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,735,415
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	690,484
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,810,094
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,530,000	1,689,148
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,654,136
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	326,781
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	368,793
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	429,047
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,429,141
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,161,760
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	750,000	852,556
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/50	1,150,000	1,387,530
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	606,916
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,417,558
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	222,461
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	199,348
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	139,400

	Principal Amount	Value
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	$130,000	$149,975
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	200,796
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	285,298
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	341,010
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	368,156
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/40	2,505,000	2,866,225
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	608,640
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,950,027
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	1,008,234
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,325,545
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,141,509
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,509,169
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,017,069
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,959,919
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,105,554
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,257,893
State of Maryland GO, 5.00%, 8/1/25	21,860,000	25,485,770
		90,107,122
Massachusetts — 1.9%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,608,665
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,554,477
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	572,147
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	419,933
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	594,388
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	642,713
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,583,510
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	5,004,585
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,056,136
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	557,901
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	132,849
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	142,747

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	$125,000	$141,315
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	185,563
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	189,717
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	205,581
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	369,102
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	406,371
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	439,045
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	500,555
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	393,503
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	374,047
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	342,340
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	577,754
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	303,741
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,850,000	2,001,943
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,080,268
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	767,510
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	957,268
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	955,145
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	675,816
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	576,686
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	545,046
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	739,561
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,404,854
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,171,631
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,321,030
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,641,300
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,571,026
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	7,780,703
Massachusetts Port Authority Rev., 4.00%, 7/1/22(4)	2,655,000	2,713,621
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	3,575,000	3,696,836
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	3,500,000	4,116,607
		82,015,536

	Principal Amount	Value
Michigan — 2.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	$870,000	$942,597
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,642,766
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,811,320
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,951,627
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,137,407
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,281,886
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,117,393
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,825,480
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,959,509
Detroit GO, 5.00%, 4/1/34	1,000,000	1,244,012
Detroit GO, 5.00%, 4/1/35	1,450,000	1,800,329
Detroit GO, 5.00%, 4/1/37	1,630,000	2,014,183
Detroit GO, 5.00%, 4/1/38	700,000	863,372
Detroit GO, 4.00%, 4/1/42	1,100,000	1,240,311
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,628,385
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,098,545
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	308,203
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	513,671
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	427,817
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	944,158
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	833,080
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	610,476
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	554,978
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	664,017
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,383,031
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,769,845
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,387,542
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,796,178
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,150,904
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,272,805
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	12,000,000	12,724,656
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	509,876
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,065,418

	Principal Amount	Value
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	$1,000,000	$1,112,976
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,155,791
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,734,207
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,906,894
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,405,075
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,893,214
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,486,069
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,224,275
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,666,979
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,000,000	1,116,412
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,400,000	1,562,977
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,250,000	1,395,515
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,565,000	1,747,185
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,010,541
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	890,090
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,220,592
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,260,287
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,503,191
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,749,768
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	3,570,000	4,421,070
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,670,690
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,246,665
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,133,440
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	735,696
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,329,161
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,299,412
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,140,786
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,220,822
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,923,509
		121,639,066
Minnesota — 0.3%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,211,934
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,204,399
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	327,292
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	398,528
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	458,255
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	423,612
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	459,402

	Principal Amount	Value
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	$370,000	$442,065
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	428,038
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	531,974
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,326,670
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	915,823
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,087,558
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,361,556
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,178,397
		12,755,503
Mississippi — 0.5%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,024,374
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,597,185
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,287,583
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,140,164
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	563,324
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	610,473
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 12/1/21 (GA: Chevron Corp.)	1,300,000	1,300,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,733,144
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRN, 0.20%, 9/1/36	3,900,000	3,897,916
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	861,951
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	879,180
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	752,616
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	814,082
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	937,422
		21,399,414
Missouri — 0.7%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,182,467
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	631,661
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,091,809
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	935,559
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,311,986
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,595,164
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,472,802

	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	$650,000	$815,251
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,251,095
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	936,793
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,139,319
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	580,857
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,677,808
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	657,899
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	637,708
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	311,461
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	621,805
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	648,712
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	584,750
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	430,127
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	756,887
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,128,673
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	579,111
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,113,432
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	723,889
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,372,888
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,089,196
		31,279,109
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,586,823
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,589,339
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,591,283
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,854,120
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,691,621
		26,313,186
Nevada — 0.9%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	900,230
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	878,509
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	912,002
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,191,533
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	2,013,482
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,531,014

	Principal Amount	Value
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	$1,840,000	$2,188,866
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,245,784
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	911,462
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,592,569
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,692,767
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	496,364
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	1,095,086
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	1,045,945
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	495,000	544,127
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	597,807
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,167,982
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	664,589
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,100,000	3,177,514
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	1,454,616
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,788,210
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,198,932
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,091,950
Sparks Rev., 2.50%, 6/15/24(1)	835,000	848,444
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,635,139
		36,864,923
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,329,820	17,087,127
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,452,197
		19,539,324
New Jersey — 4.8%
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,063,041
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,498,222
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,493,224
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,456,773
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,548,815
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,548,815
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,127,463
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,690,238
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,323,709
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	6,060,913

	Principal Amount	Value
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	$1,000,000	$1,183,732
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,111,373
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,155,505
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,186,110
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,341,284
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,790,273
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,286,348
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(4)	2,360,000	2,732,603
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,779,071
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,038,576
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,014,842
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,775,361
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,772,261
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	6,862,436
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,426,293
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,367,919
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,469,670
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,876,472
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,334,418
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,341,650
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,571,774
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,705,845
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,914,380
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	21,485,548
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,701,117
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,304,891
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,783,114
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,791,265
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	806,586
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	576,133
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	770,335
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	789,340

	Principal Amount	Value
Newark GO, 5.00%, 10/1/28 (AGM)	$600,000	$743,285
Newark Board of Education GO, 4.00%, 7/15/35 (BAM)	1,490,000	1,808,278
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,200,778
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,715,682
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,915,741
State of New Jersey GO, 4.00%, 6/1/30	2,500,000	3,040,148
State of New Jersey GO, 4.00%, 6/1/31	1,350,000	1,661,857
State of New Jersey GO, 4.00%, 6/1/32	600,000	746,502
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,432,209
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,687,329
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,670,898
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,648,194
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,088,577
		204,217,216
New Mexico — 0.5%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,024,666
New Mexico Finance Authority Rev., 5.00%, 6/15/30	12,000,000	15,781,920
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,426,099
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,750,765
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,154,399
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	600,506
		23,738,355
New York — 11.0%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	470,810
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	408,156
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	407,171
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,223,828
Brookhaven Local Development Corp. Rev., (Brookhaven Memorial Hospital Medical Center, Inc. Obligated Group), 4.00%, 10/1/45	2,000,000	2,306,727
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,261,652
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,401,024
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,657,198
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	973,800
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,181,358
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,062,297
Long Island Power Authority Rev., 1.00%, 9/1/25	10,000,000	10,075,937
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,776,718
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,912,103
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	13,160,000	13,498,116
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,122,308

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	$15,000,000	$15,523,419
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,444,055
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	12,745,000	13,428,092
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	11,138,490
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	8,261,543
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	9,480,853
Metropolitan Transportation Authority Rev., 5.00%, 11/15/45	5,500,000	6,760,766
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	5,684,164
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,636,937
Metropolitan Transportation Authority Rev., VRN, 0.50%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	7,012,098
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	12,739,500
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	873,191
New York City GO, 5.00%, 8/1/22	7,565,000	7,809,073
New York City GO, 5.00%, 8/1/25	1,700,000	1,941,603
New York City GO, 5.00%, 8/1/25	13,605,000	15,834,547
New York City GO, 5.00%, 8/1/26	5,370,000	6,124,068
New York City GO, 5.00%, 8/1/27	7,680,000	9,490,182
New York City GO, 5.00%, 8/1/32	2,000,000	2,506,993
New York City GO, 5.00%, 8/1/33	500,000	625,435
New York City GO, 5.00%, 8/1/33	1,000,000	1,250,870
New York City GO, 5.00%, 8/1/34	2,215,000	2,766,075
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/24 (AGM)	1,000,000	1,095,182
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/25 (AGM)	1,000,000	1,137,101
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/26 (AGM)	1,000,000	1,172,971
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	557,017
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	1,150,000	1,485,181
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/37	4,670,000	5,655,059
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,766,048
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,658,602
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,587,318
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,859,030
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.04%, 12/1/21 (SBBPA: Mizuho Bank Ltd.)	1,000,000	1,000,000
New York City Water & Sewer System Rev., 5.00%, 6/15/26	6,450,000	7,726,019
New York City Water & Sewer System Rev., 5.00%, 6/15/27	10,000,000	11,774,506
New York City Water & Sewer System Rev., 5.00%, 6/15/28	4,165,000	5,058,370
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	11,932,594
New York City Water & Sewer System Rev., 4.00%, 6/15/45	13,325,000	16,047,841
New York City Water & Sewer System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of Montreal)	1,100,000	1,100,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	13,858,040

	Principal Amount	Value
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	$1,100,000	$1,100,000
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	941,289
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,936,142
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,516,389
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,146,473
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,321,911
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,641,586
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,883,835
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,672,334
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,324,957
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,852,577
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,519,635
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	2,080,693
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,519,722
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	2,356,321
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	501,221
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	805,184
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,095,460
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,098,067
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	1,750,000	1,945,253
Town of Oyster Bay GO, 4.00%, 3/1/26 (AGM)	920,000	1,047,143
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,727,123
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,182,837
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	804,686
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,229,812
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	7,125,000	8,470,787
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,407,930
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,526,464
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,915,756
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,657,363
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,023,627
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,140,399
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,686,068
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	4,545,000	4,573,633
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	1,979,934
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,138,180
		470,312,827

	Principal Amount	Value
North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	$5,700,000	$6,468,501
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,241,699
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,904,060
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,702,449
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	4,250,000	5,007,684
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,028,048
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/41	830,000	955,467
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	816,702
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,261,216
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	3,344,788
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	747,262
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,191,043
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,121,653
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,107,543
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	620,459
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	2,013,460
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,138,548
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,225,461
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,268,433
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,395,213
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	680,216
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,420,451
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	1,127,757
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	2,156,023
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,769,504
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,285,412
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,045,724
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	702,665
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	9,800,000	10,710,379
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	775,365
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	18,976,848

	Principal Amount	Value
Wake County Rev., 5.00%, 3/1/25	$2,500,000	$2,868,037
		90,078,070
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,264,679
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,518,518
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,167,989
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,164,065
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,788,006
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,394,614
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,641,360
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	4,000,000	4,015,775
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	3,560,000	3,574,040
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,509,859
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,530,000	2,539,977
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,587,780
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,177,792
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	850,110
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/25	100,000	114,789
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/26	125,000	147,454
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/27	250,000	301,701
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/28	250,000	307,713
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/31	200,000	260,625
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/32	225,000	292,412
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/33	250,000	324,278
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	647,209
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	773,612
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	626,374
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/46	1,500,000	1,758,001
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,491,891
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,035,000	1,154,495
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,895,653
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,578,277
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,912,088
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,526,867
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,331,310
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,916,085

	Principal Amount	Value
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	$1,750,000	$2,083,756
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,890,554
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,421,480
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,624,672
State of Ohio Rev., 5.00%, 2/1/29	2,400,000	3,064,687
State of Ohio Rev., 5.00%, 2/1/30	3,300,000	4,305,069
State of Ohio Rev., 5.00%, 2/1/31	2,740,000	3,652,171
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/37	1,400,000	1,600,638
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/41	1,500,000	1,706,911
		78,905,336
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,727,773
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,148,688
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,147,506
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,023,652
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,096,668
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,168,331
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,247,485
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,221,693
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,221,833
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	269,847
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,859,846
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	582,458
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	688,350
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,140,604
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,306,527
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,088,767
		17,940,028
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,000,810
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	557,034
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	553,025
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,271,803
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,043,441
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	366,767
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	270,648
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	222,774
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37(2)	635,000	720,356
Forest Grove Rev., (Pacific University), 4.00%, 5/1/39(2)	1,750,000	1,977,271
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40(2)	855,000	963,549

	Principal Amount	Value
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	$325,000	$333,839
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	637,136
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	517,612
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	307,176
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	274,030
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	237,374
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	313,048
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	276,315
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	234,318
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,122,609
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	609,747
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	608,874
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	607,771
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	727,485
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	964,966
Yamhill County Rev., (George Fox University), 4.00%, 12/1/36(2)	1,000,000	1,203,277
Yamhill County Rev., (George Fox University), 4.00%, 12/1/41(2)	1,075,000	1,273,466
Yamhill County Rev., (George Fox University), 4.00%, 12/1/46(2)	1,000,000	1,164,988
		23,361,509
Pennsylvania — 6.8%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	445,547
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,377,236
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,233,504
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	669,005
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,718,679
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,898,442
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,274,551
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,576,813
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	836,329
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	477,351
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	819,401
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,117,789
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,078,834
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,454,786
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,449,839
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,575,434

	Principal Amount	Value
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	$1,440,000	$1,652,218
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,733,550
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,680,419
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,175,227
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,666,409
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	585,558
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	866,547
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	775,101
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,228,541
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,290,796
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,348,681
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,407,221
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,473,255
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	8,953,231
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	5,000,000	5,582,061
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.65%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,787,228
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,381,381
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,476,554
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,184,197
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,536,843
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,144,716
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,070,035
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,201,986
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,236,419
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,158,764
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,097,430
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,166,110
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	589,867
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.77%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,443

	Principal Amount	Value
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	$600,000	$690,372
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.10%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,028,075
Pennsylvania COP, 5.00%, 7/1/29	600,000	738,125
Pennsylvania COP, 5.00%, 7/1/30	750,000	920,177
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,040,229
Pennsylvania COP, 5.00%, 7/1/35	450,000	546,041
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,913,232
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	13,774,186
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,853,517
Pennsylvania GO, 5.00%, 5/15/29	10,000,000	12,801,181
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	521,773
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	805,445
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	799,604
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	887,394
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,016,062
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,016,062
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,250,000	1,270,077
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(4)	945,000	1,069,589
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,546,595
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,587,937
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,098,705
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,134,737
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,342,810
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,695,388
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,303,953
Pennsylvania Turnpike Commission Rev., VRN, 0.65%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,053,677
Pennsylvania Turnpike Commission Rev., VRN, 0.75%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,039,019
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,580,317
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,471,223
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,210,152
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,785,745
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,598,370
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,949,178
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,176,293
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	725,662

	Principal Amount	Value
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	$1,260,000	$1,334,239
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,646,177
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,929,962
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,047,408
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	958,018
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,282,390
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	703,848
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,360,779
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	958,302
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,391,278
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,275,412
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	442,570
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,457,275
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,414,470
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,032,217
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,846,131
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,982,105
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,238,910
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,216,873
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	707,948
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,240,443
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,398,957
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,796,384
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,794,328
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,179,032
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,607,099
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	608,829
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	591,222
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,530,270
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,753,451
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,020,442
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,469,197
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,215,145
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,988,983
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	903,256
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,516,144
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,551,335
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.41%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,040,067
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	423,778
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	425,637
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	599,140
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,661,761
		289,986,442
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,992,657
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,187,118

	Principal Amount	Value
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	$2,000,000	$2,402,741
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,867,217
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,226,237
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,144,429
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,100,470
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,720,074
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,518,316
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,116,232
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	531,013
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	587,797
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	589,612
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,396,336
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,214,322
		38,594,571
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	483,223
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,124,899
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,911,882
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,211,500
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,000,000
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,917,274
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	270,243
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,325,907
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	536,588
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	905,000	908,061
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	1,006,487
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	1,000,000	1,004,744
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,734,410
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,445,145
		31,880,363
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	507,541
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev. Rev., 4.00%, 7/1/46	2,275,000	2,743,252
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	420,784
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	725,676

	Principal Amount	Value
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	$415,000	$461,445
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	433,193
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	548,163
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	548,163
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	13,447,840
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,290,388
		42,126,445
Texas — 10.0%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,734,723
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,204,977
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,321,283
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,199,191
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,198,135
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	238,072
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	449,790
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	390,420
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	589,523
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	441,392
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	646,050
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,055,442
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	545,054
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/27 (PSF-GTD)	350,000	406,296
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/28 (PSF-GTD)	290,000	342,068
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/29 (PSF-GTD)	285,000	341,619
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/30 (PSF-GTD)	305,000	370,622
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/31 (PSF-GTD)	315,000	387,560
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,536,677
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,985,353
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,470,314
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,760,766
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,197,355
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,801,818
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,526,693
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	8,044,005
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,779,165

	Principal Amount	Value
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	$6,000,000	$7,103,846
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,615,221
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	310,440
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	288,786
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,111,536
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,615,898
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,652,977
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,007,599
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,100,557
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(4)	2,000,000	2,317,311
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	5,900,000	6,875,299
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,293,725
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,901,705
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,053,843
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,096,868
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,025,961
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,202,097
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,300,641
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	588,430
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,662,828
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,563,147
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,236,533
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,783,220
Dallas Area Rapid Transit Rev., 5.00%, 12/1/47(2)	2,000,000	2,569,341
Dallas Independent School District GO, VRN, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(4)	3,975,000	4,014,375
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	307,283
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	416,139
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	514,430
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	264,116
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	221,438
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,317,180
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	566,404
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,531,662
Fort Bend Independent School District GO, VRN, 0.72%, 8/1/51 (PSF-GTD)	5,000,000	4,993,268
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,563,365

	Principal Amount	Value
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	$7,790,000	$8,591,045
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,424,669
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,422,328
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,696,853
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,932,562
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,743,288
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,160,993
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,160,195
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,107,775
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,879,925
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,106,605
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), VRN, 5.00%, 10/1/51	10,000,000	13,433,484
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	913,690
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	779,213
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	843,094
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,107,989
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	564,959
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,546,889
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,107,155
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	536,778
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,106,380
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(4)	2,560,000	2,631,979
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(4)	4,000,000	4,112,468
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,122,052
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	500,847
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,323,401
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,119,043
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,278,535
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	785,899
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,389,978
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,672,913
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,789,665
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,191,374
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,784,171
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	260,108
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	531,148
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	289,946
Irving Hospital Authority Rev., VRN, 1.15%, (MUNIPSA plus 1.10%), 10/15/44	1,580,000	1,586,226

	Principal Amount	Value
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	$890,000	$1,024,768
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,268,125
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,537,643
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,348,940
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	851,086
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	557,447
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	604,152
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,221,672
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,670,000	2,040,191
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,221,672
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,221,672
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,016,911
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,509,756
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	3,000,000	3,011,707
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	6,310,000	6,334,624
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,000,000	2,007,805
North Texas Tollway Authority Rev., 5.00%, 1/1/24(4)	1,145,000	1,256,321
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,580,186
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,171,011
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,450,280
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,446,364
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,169,078
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,213,730
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,622,058
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,238,214
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,305,731
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,528,270
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,538,167
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,449,225
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,157,640
Port Authority of Houston of Harris County Texas Rev., 4.00%, 10/1/36	3,000,000	3,726,191
Port Authority of Houston of Harris County Texas Rev., 4.00%, 10/1/38	4,835,000	5,976,891

	Principal Amount	Value
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	$4,000,000	$4,727,031
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,431,532
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,061,598
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	3,019,665
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,202,396
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,965,000	4,574,374
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/21 (GA: Macquarie Group Ltd.)	1,150,000	1,151,937
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22 (GA: Macquarie Group Ltd.)	1,000,000	1,046,870
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23 (GA: Macquarie Group Ltd.)	1,150,000	1,251,811
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25 (GA: Macquarie Group Ltd.)	1,750,000	2,031,608
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,201,867
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	1,500,000	1,802,355
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,395,890
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,606,827
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,729,560
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,163,914
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,674,282
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,603,725
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,585,629
Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	4,933,572
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	3,070,841
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,351,015
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,184,757
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,498,180
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/51	5,000,000	5,984,045
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,542,067
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,585,360
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,237,011
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	825,770
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,795,447
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,402,395
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,415,407
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,582,379
		428,766,099
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,111,373
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,187,085
		2,298,458

	Principal Amount	Value
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	$315,000	$338,321
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	835,127
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,559,370
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	705,658
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,177,497
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	918,815
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,165,036
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,043,049
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	576,957
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,713,382
		13,033,212
Virginia — 1.2%
Fairfax County Sewer Rev., 4.00%, 7/15/40	3,700,000	4,545,408
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,341,423
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,922,999
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/26	11,750,000	14,035,381
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40	500,000	566,755
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45	700,000	788,130
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	727,192
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/38	1,100,000	1,324,770
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/41	1,130,000	1,351,596
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/47	2,400,000	2,800,076
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	280,000	285,096
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	780,005
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,640,727
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	723,800
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,151,959
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,181,797
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	819,844
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	465,075
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	559,308

	Principal Amount	Value
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	$450,000	$529,980
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	875,865
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,164,645
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,388,735
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/38	3,000,000	3,434,340
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/39	3,500,000	3,997,216
		52,402,122
Washington — 3.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,625,073
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	6,725,000	8,811,284
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	8,901,561
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	13,963,285
Seattle Municipal Light & Power Rev., VRN, 0.30%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,843,217
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,347,957
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,785,786
State of Washington GO, 5.00%, 6/1/34	1,500,000	1,959,113
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,215,916
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,496,944
State of Washington GO, 5.00%, 6/1/35	1,500,000	1,955,849
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,202,733
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,408,418
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,650,720
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.10%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,010,572
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.16%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,001,277
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,379,265
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,682,808
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,764,891
		144,006,669
Wisconsin — 1.0%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	698,196
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,731,123
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	1,274,265

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	$690,000	$846,203
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	905,746
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	379,578
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	916,707
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	344,093
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	342,932
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	370,394
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,201,496
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	675,261
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,130,496
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,098,208
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,246,154
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,405,459
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,272,697
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,471,140
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,112,432
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,728,575
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	355,000	366,174
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	603,782
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,407,333
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46(2)	685,000	768,789
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51(2)	2,185,000	2,444,887
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	836,337
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,757,612
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,945,028
Wood County Rev., 0.75%, 3/7/22	3,000,000	3,000,226
		42,281,323
TOTAL MUNICIPAL SECURITIES (Cost $4,012,295,630)		4,268,318,767
EXCHANGE-TRADED FUNDS — 0.5%
Vanguard Tax-Exempt Bond Index ETF (Cost $21,267,225)	384,600	21,164,538
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,033,562,855)		4,289,483,305
OTHER ASSETS AND LIABILITIES — 0.1%		3,786,997
TOTAL NET ASSETS — 100.0%		$4,293,270,302

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $177,308,299, which represented 4.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,033,562,855)	$4,289,483,305
Cash	266,984
Receivable for investments sold	810,150
Receivable for capital shares sold	3,430,707
Interest and dividends receivable	50,085,239
4,344,076,385

Liabilities
Payable for investments purchased	40,847,809
Payable for capital shares redeemed	8,137,499
Accrued management fees	992,015
Distribution and service fees payable	11,465
Dividends payable	817,295
50,806,083

Net Assets	$4,293,270,302

Net Assets Consist of:
Capital paid in	$4,038,567,649
Distributable earnings	254,702,653
$4,293,270,302

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$837,876,751	70,663,291	$11.86
I Class	$1,744,728,103	147,095,359	$11.86
Y Class	$1,669,430,853	140,833,920	$11.85
A Class	$36,367,159	3,066,214	$11.86*
C Class	$4,867,436	410,667	$11.85
*Maximum offering price $12.42 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$54,376,897
Dividends	473,864
54,850,761

Expenses:
Management fees	6,038,692
Distribution and service fees:
A Class	47,455
C Class	24,253
Trustees' fees and expenses	138,487
Other expenses	204
6,249,091

Net investment income (loss)	48,601,670

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,055,552
Futures contract transactions	(402,346)
1,653,206

Change in net unrealized appreciation (depreciation) on investments	(25,348,756)

Net realized and unrealized gain (loss)	(23,695,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,906,120

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MAY 31, 2021
Increase (Decrease) in Net Assets	November 30, 2021	May 31, 2021
Operations
Net investment income (loss)	$48,601,670	$99,891,235
Net realized gain (loss)	1,653,206	13,987,002
Change in net unrealized appreciation (depreciation)	(25,348,756)	149,314,194
Net increase (decrease) in net assets resulting from operations	24,906,120	263,192,431

Distributions to Shareholders
From earnings:
Investor Class	(8,887,499)	(21,776,191)
I Class	(19,875,408)	(35,426,560)
Y Class	(19,458,279)	(41,868,434)
A Class	(354,305)	(733,014)
C Class	(27,095)	(86,459)
Decrease in net assets from distributions	(48,602,586)	(99,890,658)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	106,197,902	43,835,338

Net increase (decrease) in net assets	82,501,436	207,137,111

Net Assets
Beginning of period	4,210,768,866	4,003,631,755
End of period	$4,293,270,302	$4,210,768,866

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of
Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.45%
I Class		0.0500% to 0.1100%	0.25%
Y Class		0.0200% to 0.0800%	0.22%
A Class		0.2500% to 0.3100%	0.45%
C Class		0.2500% to 0.3100%	0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $20,230,000 and $25,860,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2021 were $632,289,946 and $486,414,739, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2021		Year ended May 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,682,122	$67,741,710	15,060,821	$177,336,890
Issued in reinvestment of distributions	697,625	8,300,518	1,723,002	20,286,467
Redeemed	(5,675,431)	(67,655,658)	(42,419,810)	(499,345,113)
	704,316	8,386,570	(25,635,987)	(301,721,756)
I Class
Sold	18,236,216	217,345,482	70,254,993	827,666,516
Issued in reinvestment of distributions	1,609,977	19,157,494	2,870,023	33,850,363
Redeemed	(15,559,478)	(185,426,558)	(26,522,797)	(312,595,361)
	4,286,715	51,076,418	46,602,219	548,921,518
Y Class
Sold	10,281,816	122,467,512	21,700,699	255,450,362
Issued in reinvestment of distributions	1,343,648	15,977,952	2,934,889	34,558,728
Redeemed	(7,571,521)	(90,195,059)	(42,353,635)	(496,625,622)
	4,053,943	48,250,405	(17,718,047)	(206,616,532)
A Class
Sold	124,560	1,490,902	1,269,413	14,969,151
Issued in reinvestment of distributions	28,470	338,812	59,589	702,347
Redeemed	(287,515)	(3,421,530)	(734,666)	(8,685,053)
	(134,485)	(1,591,816)	594,336	6,986,445
C Class
Sold	58,219	695,047	144,526	1,708,225
Issued in reinvestment of distributions	2,279	27,095	7,046	82,877
Redeemed	(54,158)	(645,817)	(469,062)	(5,525,439)
	6,340	76,325	(317,490)	(3,734,337)
Net increase (decrease)	8,916,829	$106,197,902	3,525,031	$43,835,338

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$4,268,318,767	—
Exchange-Traded Funds	$21,164,538	—	—
	$21,164,538	$4,268,318,767	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $18,497,031 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2021, the effect of interest rate risk derivative instruments on the Statement of Operations was $(402,346) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,033,562,855
Gross tax appreciation of investments	$258,755,261
Gross tax depreciation of investments	(2,834,811)
Net tax appreciation (depreciation) of investments	$255,920,450

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2021, the fund had accumulated short-term capital losses of $(2,870,506), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$11.92	0.13	(0.06)	0.07	(0.13)	$11.86	0.56%	0.46%(4)	2.12%(4)	12%	$837,877
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
I Class
2021(3)	$11.93	0.14	(0.07)	0.07	(0.14)	$11.86	0.58%	0.26%(4)	2.32%(4)	12%	$1,744,728
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$11.92	0.14	(0.07)	0.07	(0.14)	$11.85	0.59%	0.23%(4)	2.35%(4)	12%	$1,669,431
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(5)	$11.23	0.04	0.14	0.18	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(6)	$5
A Class
2021(3)	$11.93	0.11	(0.07)	0.04	(0.11)	$11.86	0.35%	0.71%(4)	1.87%(4)	12%	$36,367
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
C Class
2021(3)	$11.92	0.07	(0.07)	—	(0.07)	$11.85	(0.03)%	1.46%(4)	1.12%(4)	12%	$4,867
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through May 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 2201

Semiannual Report

November 30, 2021

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bond Returns Moderated as Yields Rose

Broad municipal bond (muni) market sentiment was upbeat to start the period, aided by increased economic activity and solid investor demand. Additionally, a federal coronavirus aid package passed in March provided direct financial support to states, which helped bolster munis. Expectations for higher federal tax rates and increased federal support for state and local governments further supported the municipal bond market.
Munis generally rallied until early August, when yields began climbing. Uncertainties surrounding proposed Biden administration tax and spending programs contributed to the market’s cool off. Relatively high valuations after an extended performance run for munis also gave investors pause. Additionally, the Federal Reserve adopted a more hawkish tone and announced it would begin tapering asset purchases in November.

Meanwhile, the market reaction to the November passage of the Infrastructure Investment and Jobs Act was mixed. The bill omitted key financing tools many muni market advocates hoped it would restore. However, other market participants cheered the boost in municipal credit ratings and local bond issuance the bill’s infrastructure projects likely will promote.
Muni yields eased off their six-month highs, but they still ended November at a higher level than they were on May 31. Conversely, U.S. Treasury yields ended the period lower. Investment-grade municipal bonds generally delivered a slight gain for the six-month period, but they underperformed the broad U.S. Treasury market. High-yield munis outperformed their higher-quality peers.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s lingering effects. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2021
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.42)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived

Portfolio at a Glance
Weighted Average Maturity	29 days
Weighted Average Life	30 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	77%
31-90 days	13%
91-180 days	3%
More than 180 days	7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During Period(1) 6/1/21 - 11/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$0.50	0.10%
Hypothetical
Investor Class	$1,000	$1,024.57	$0.51	0.10%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 104.7%
Alabama — 2.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.18%, 12/7/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$3,275,000	$3,275,000
Arizona — 4.9%
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 0.10%, 12/7/21 (LOC: Wells Fargo Bank N.A.)	5,200,000	5,200,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.18%, 12/7/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,335,000	2,335,000
		7,535,000
California — 19.8%
California Health Facilities Financing Authority Rev., 0.17%, 6/2/22	3,000,000	3,000,000
California School Finance Authority Rev., 3.00%, 12/30/21	2,000,000	2,004,520
California Statewide Communities Development Authority Rev., 0.17%, 6/7/22	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., 0.16%, 6/9/22	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (Kelvin Court LP), VRDN, 0.09%, 12/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Sarich Family Living Trust), VRDN, 0.14%, 12/7/21 (LOC: Bank of the West)	800,000	800,000
City of Los Angeles Rev., 4.00%, 6/23/22	500,000	510,826
City of Los Angeles Department of Airports, 0.07%, 1/4/22 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.08%, (MUNIPSA plus 0.03%), 10/1/37	965,000	965,000
San Bernardino County Flood Control District Rev., VRDN, 0.07%, 12/7/21 (LOC: Bank of America N.A.)	200,000	200,000
San Diego Public Facilities Financing Authority Water Rev., 0.08%, 12/2/21 (LOC: Bank of America N.A.)	3,000,000	3,000,000
San Francisco City & County Public Utilities Commission Power Rev., 0.08%, 12/7/21 (LOC: Bank of America N.A.)	3,002,000	3,002,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 0.10%, 1/5/22 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
State of California GO, 0.09%, 1/13/22 (LOC: Royal Bank of Canada)	2,700,000	2,700,000
State of California GO, 0.11%, 2/2/22 (LOC: Royal Bank of Canada)	2,000,000	2,000,000
		30,482,346
Colorado — 5.8%
Colorado Health Facilities Authority Rev., (Boulder Community Health Obligated Group), VRDN, 0.08%, 12/7/21 (LOC: JPMorgan Chase Bank N.A.)	3,750,000	3,750,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 0.15%, 1/3/22 (LOC: Wells Fargo Bank N.A.)	735,000	735,000
Sheridan Redevelopment Agency Tax Allocation, (South Santa Fe Drive), VRDN, 0.08%, 12/7/21 (LOC: JPMorgan Chase Bank N.A.)	4,430,000	4,430,000
		8,915,000
Connecticut — 3.5%
Connecticut State Development Authority Rev., (Rand-Whitney Containerboard LP), VRDN, 0.07%, 12/7/21 (LOC: Bank of Montreal)	800,000	800,000
6

	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.00%, 7/1/33	$4,500,000	$4,515,139
		5,315,139
District of Columbia — 0.5%
District of Columbia Rev., (Progressive Life Center, Inc.), VRDN, 0.14%, 12/7/21 (LOC: Truist Bank)	820,000	820,000
Florida — 5.9%
Alachua County Housing Finance Authority Rev., (Santa Fe Oaks Phase I Ltd.), VRDN, 0.08%, 12/7/21 (LOC: Citibank N.A.)	100,000	100,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 0.15%, 12/7/21 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.30%, 1/4/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,990,000	2,990,000
Orange County Health Facilities Authority Rev., (Aspire Health Partners, Inc.), VRDN, 0.08%, 12/7/21 (LOC: Truist Bank)	1,265,000	1,265,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 0.10%, 12/7/21 (LOC: Wells Fargo Bank N.A.)	480,000	480,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.09%, 12/7/21 (LOC: PNC Bank N.A.) (Acquired 12/7/20 - 8/20/21, Cost $1,320,000)(2)	1,320,000	1,320,000
Sumter County Industrial Development Authority Rev., (American Cement Co. LLC), VRDN, 0.10%, 12/7/21 (LOC: Bank of America N.A.)	1,800,000	1,800,000
		9,055,000
Georgia — 5.4%
Roswell Housing Authority Rev., VRDN, 0.07%, 12/7/21 (LOC: Northern Trust Company)	7,200,000	7,200,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.12%, 12/7/21 (LOC: Bank of America N.A.)	1,025,000	1,025,000
		8,225,000
Illinois — 10.1%
Illinois Educational Facilities Authority Rev., (Columbia College Chicago), VRDN, 0.06%, 12/7/21 (LOC: BMO Harris Bank N.A.)	722,000	722,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 0.07%, 12/7/21 (LOC: Citibank N.A.)	1,000,000	1,000,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 0.09%, 12/7/21 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 0.08%, 12/7/21 (LOC: Northern Trust Company)	560,000	560,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.09%, 12/7/21 (LOC: PNC Bank N.A.)	2,400,000	2,400,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 0.44%, 12/7/21 (LOC: First National Bank and FHLB)	1,420,000	1,420,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 0.08%, 12/7/21 (LOC: FHLMC)	5,300,000	5,300,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.09%, 12/7/21 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,565,000	3,565,000
		15,467,000
Indiana — 0.6%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 0.13%, 12/7/21 (LOC: U.S. Bank N.A.)(1)	900,000	900,000
Louisiana — 5.8%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 0.10%, 12/7/21 (LOC: JPMorgan Chase Bank N.A.)	2,400,000	2,400,000
7

	Principal Amount	Value
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 0.08%, 12/7/21 (LOC: FHLMC)	$3,930,000	$3,930,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.95%, 12/7/21 (LOC: Community Bank and FHLB)	2,620,000	2,620,000
		8,950,000
Massachusetts — 1.3%
RBC Municipal Products, Inc. Trust GO, VRDN, 0.08%, 12/7/21 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,000,000	2,000,000
Michigan — 2.4%
Michigan Finance Authority Rev., 3.00%, 7/20/22	2,275,000	2,316,633
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.18%, 12/7/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	1,385,000	1,385,000
		3,701,633
Minnesota — 4.1%
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.17%, 12/7/21 (LIQ FAC: FHLMC)	5,335,000	5,334,967
State of Minnesota GO, 5.00%, 8/1/22	1,000,000	1,032,306
		6,367,273
Missouri — 0.3%
Wright City Rev., (MB Realty LLC), VRDN, 0.20%, 12/7/21 (LOC: Bank of America N.A.)	520,000	520,000
Nebraska — 0.4%
Nebraska Investment Finance Authority Rev., (Pedcor Investments-2006-XCVII LP), VRDN, 0.09%, 12/7/21 (LOC: Citibank N.A.)	605,000	605,000
New York — 3.3%
New York City Housing Development Corp. Rev., VRN, 0.12%, 11/1/51	950,000	950,000
New York State Dormitory Authority Rev., (Blythedale Children's Hospital), VRDN, 0.07%, 12/7/21 (LOC: TD Bank N.A.)	1,535,000	1,535,004
North Amityville Fire Co., Inc. Rev., VRDN, 0.11%, 12/7/21 (LOC: Citibank N.A.)	500,000	500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.16%, 12/7/21 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	2,015,000	2,015,000
		5,000,004
North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.15%, 12/7/21 (LOC: Truist Bank)	465,000	465,000
Ohio — 4.5%
Akron Bath Copley Joint Township Hospital District Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 0.00%, 12/7/21 (LOC: Truist Bank)	2,355,000	2,355,000
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), VRDN, 0.05%, 12/1/21 (LOC: PNC Bank N.A.)	630,000	630,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.10%, 12/7/21 (LIQ FAC: Citibank N.A.)(1)	4,000,000	4,000,000
		6,985,000
Pennsylvania — 6.5%
Allegheny County Hospital Development Authority Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 0.05%, 12/7/21 (LOC: BMO Harris Bank N.A.)	2,000,000	2,000,000
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRDN, 0.17%, 12/7/21 (LOC: MUFG Bank Ltd.)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.08%, 12/7/21 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,925,000	1,925,000
8

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.15%, 12/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(GA: JPMorgan Chase Bank N.A.)(1)	$3,075,000	$3,075,000
		10,000,000
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (New England Institute of Technology), VRDN, 0.07%, 12/7/21 (LOC: TD Bank N.A.)	620,000	620,000
South Carolina — 2.3%
South Carolina Association of Governmental Organizations COP, 3.00%, 3/1/22 (SCSDE)	3,500,000	3,525,378
Tennessee — 5.8%
Montgomery County Public Building Authority Rev., VRDN, 0.08%, 12/7/21 (LOC: Bank of America N.A.) (Acquired 4/6/21 - 5/25/21, Cost $2,975,000)(2)	2,975,000	2,975,000
Public Building Authority of Blount County Tennessee Rev., VRDN, 0.14%, 12/7/21 (CNTY GTD) (LOC: Truist Bank)	995,000	995,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.15%, 12/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
		8,970,000
Texas — 4.8%
Frenship Independent School District GO, 4.00%, 2/15/22 (PSF-GTD)(LOC: Texas Permanent School Fund)	220,000	221,744
Katy Independent School District GO, 5.00%, 2/15/22 (PSF-GTD)(3)	4,950,000	4,990,986
Mission Economic Development Corp. Rev., VRDN, 0.20%, 12/7/21 (LOC: Wells Fargo Bank N.A.)	2,210,000	2,210,000
		7,422,730
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency Rev., (Southwestern Vermont Medical Center, Inc.), VRDN, 0.04%, 12/1/21 (LOC: TD Bank N.A.)	500,000	500,000
Washington — 1.0%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.20%, 12/7/21 (LOC: FHLB and Homestreet Bank)	1,310,000	1,310,000
Washington Higher Education Facilities Authority Rev., VRDN, 0.07%, 12/7/21 (LOC: U.S. Bank N.A.)	200,000	200,000
		1,510,000
West Virginia — 0.8%
West Virginia Hospital Finance Authority Rev., (Cabell Huntington Hospital, Inc.), VRDN, 0.14%, 12/7/21 (LOC: Truist Bank)	1,290,000	1,290,000
Wisconsin — 1.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.18%, 12/7/21 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	1,645,000	1,645,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 0.07%, 12/7/21 (SBBPA: FHLB)	1,100,000	1,100,000
		2,745,000
TOTAL INVESTMENT SECURITIES — 104.7%		161,166,503
OTHER ASSETS AND LIABILITIES — (4.7)%		(7,246,498)
TOTAL NET ASSETS — 100.0%		$153,920,005

9

NOTES TO SCHEDULE OF INVESTMENTS
CNTY GTD	-	County Guaranteed
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
SCSDE	-	South Carolina State Department of Education
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,110,000, which represented 22.2% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,295,000, which represented 2.8% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

NOVEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$161,166,503
Cash	36,533
Receivable for investments sold	3,345,003
Receivable for capital shares sold	15,002
Interest receivable	169,185
164,732,226

Liabilities
Payable for investments purchased	9,345,986
Payable for capital shares redeemed	1,459,177
Accrued management fees	7,058
10,812,221

Net Assets	$153,920,005

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	153,939,836

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$153,920,005

See Notes to Financial Statements.
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Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$82,946

Expenses:
Management fees	376,032
Trustees' fees and expenses	4,986
381,018
Fees waived	(305,756)
75,262

Net investment income (loss)	7,684

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,684

See Notes to Financial Statements.
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Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MAY 31, 2021
Increase (Decrease) in Net Assets	November 30, 2021	May 31, 2021
Operations
Net investment income (loss)	$7,684	$15,890

Distributions to Shareholders
From earnings	(7,684)	(15,890)

Capital Share Transactions
Proceeds from shares sold	59,098,290	118,891,461
Proceeds from reinvestment of distributions	7,523	15,317
Payments for shares redeemed	(59,500,202)	(124,283,867)
Net increase (decrease) in net assets from capital share transactions	(394,389)	(5,377,089)

Net increase (decrease) in net assets	(394,389)	(5,377,089)

Net Assets
Beginning of period	154,314,394	159,691,483
End of period	$153,920,005	$154,314,394

Transactions in Shares of the Fund
Sold	59,098,290	118,891,461
Issued in reinvestment of distributions	7,523	15,317
Redeemed	(59,500,202)	(124,283,867)
Net increase (decrease) in shares of the fund	(394,389)	(5,377,089)

See Notes to Financial Statements.
13

Notes to Financial Statements

NOVEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2021 was 0.49% before waiver and 0.09% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,800,000 and $4,500,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
6. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.10%(4)	0.50%(4)	0.01%(4)	(0.39)%(4)	$153,920
2021	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(3)	—	—(3)	—(3)	—(3)	—(3)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended November 30, 2021 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
17

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at the top of its peer group for
18

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in
19

mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 2201

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 26, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 26, 2022